Balance Sheet Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Balance Sheet Components [Abstract]
Depreciation expense	$ 82,389	$ 88,170
Deferred social security taxes	$ 67,958		$ 892,115